Financial instruments - classification (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments - classification
Schedule of classification for financial assets and liabilities

			Amortised	Other
	MFVTPL	FVOCI	cost	assets	Total
Assets	£m	£m	£m	£m	£m
Cash and balances at central banks	—	—	144,832	—	144,832
Trading assets	45,577	—	—	—	45,577
Derivatives (1)	99,545	—	—	—	99,545
Settlement balances	—	—	2,572	—	2,572
Loans to bank - amortised cost (2)	—	—	7,139	—	7,139
Loans to customers - amortised cost (3)	—	—	366,340	—	366,340
Other financial assets (4)	787	16,973	13,135	—	30,895
Intangible assets	—	—	—	7,116	7,116
Other assets	—	—	—	9,176	9,176
Assets of disposal groups (5)	—	—	—	6,861	6,861
31 December 2022	145,909	16,973	534,018	23,153	720,053

Cash and balances at central banks			177,757		177,757
Trading assets	59,158				59,158
Derivatives (1)	106,139				106,139
Settlement balances			2,141		2,141
Loans to bank - amortised cost (2)			7,682		7,682
Loans to customers - amortised cost (3)			358,990		358,990
Other financial assets	317	37,266	8,562		46,145
Intangible assets				6,723	6,723
Other assets				8,242	8,242
Assets of disposal groups				9,015	9,015
31 December 2021	165,614	37,266	555,132	23,980	781,992

	Held-for-		Amortised	Other
	trading	DFV	cost	liabilities	Total
Liabilities	£m	£m	£m	£m	£m
Bank deposits (6)	—	—	20,441	—	20,441
Customer deposits	—	—	450,318	—	450,318
Settlement balances	—	—	2,012	—	2,012
Trading liabilities	52,808	—	—	—	52,808
Derivatives (1)	94,047	—	—	—	94,047
Other financial liabilities (7)	—	2,377	46,730	—	49,107
Subordinated liabilities	—	345	5,915	—	6,260
Notes in circulation	—	—	3,218	—	3,218
Other liabilities (8)	—	—	1,205	4,141	5,346
31 December 2022	146,855	2,722	529,839	4,141	683,557

Bank deposits (6)			26,279		26,279
Customer deposits			479,810		479,810
Settlement balances			2,068		2,068
Trading liabilities	64,598		—		64,598
Derivatives (1)	100,835		—		100,835
Other financial liabilities (7)		1,671	47,655		49,326
Subordinated liabilities		703	7,726		8,429
Notes in circulation			3,047		3,047
Other liabilities (8)			1,356	4,441	5,797
31 December 2021	165,433	2,374	567,941	4,441	740,189

(1)	Includes net hedging derivatives assets of £143 million (2021 - £44 million) and net hedging derivatives liabilities of £132 million (2021 - £120 million).
(2)	Includes items in the course of collection from other banks of £229 million (2021 - £67 million).
(3)	Includes finance lease receivables of £8,402 million (2021 - £8,531 million).
(4)	Includes amounts reclassified from amortised cost to FVTPL in relation to a mortgage portfolio. Refer to Note 8 for further information.
(5)	Includes £5,397 million of assets of disposal groups reclassified from amortised cost to FVTPL during the year. The portfolio is classified as level 3 in the fair value hierarchy.
(6)	Includes items in the course of transmission to other banks of £242 million (2021 - £56 million).
(7)

The carrying amount of other customer accounts designated at fair value through profit or loss is the same as the principal amount for both periods. No amounts have been recognised in the profit or loss for changes in credit risk associated with these liabilities as the changes are immaterial both during the period and cumulatively.

(8)	Includes lease liabilities of £1,118 million (2021 - £1,263 million) held at amortised cost.

Schedule of effect of reclassification of mortgages from amortised cost to fair value through profit or loss

	Amortised cost	MFVTPL	Change in value
	£m	£m	£m
Amounts reclassified on balance sheet
Loans to customers (1)	587	606	19
Assets of disposal groups (2)	10,676	10,383	(293)
	11,263	10,989	(274)

(1)Change in value recognised in continuing operations.

(2)Change in value recognised in discontinued operations.

Schedule of amount receivable under finance leases

	2022	2021
	£m	£m
Amount receivable under finance leases
Within 1 year	3,235	3,272
1 to 2 years	2,254	2,044
2 to 3 years	1,388	1,443
3 to 4 years	833	757
4 to 5 years	411	429
After 5 years	1,130	1,423
Lease payments total	9,251	9,368
Unguaranteed residual values	171	225
Future drawdowns	(13)	(21)
Unearned income	(889)	(891)
Present value of lease payments	8,520	8,681
Impairments	(118)	(150)
Net investment in finance leases	8,402	8,531

Schedule of financial assets and liabilities

	2022	2021
	£m	£m
Reverse repos
Trading assets	21,537	20,742
Loans to banks - amortised cost	277	189
Loans to customers - amortised cost	19,750	25,962

Repos
Bank deposits	1,446	7,912
Customer deposits	9,829	14,541
Trading liabilities	23,740	19,389

Schedule of IBOR related exposure by currency and nature of financial instruments

	Rates subject to IBOR reform
	GBP LIBOR	USD IBOR	Other IBOR	Total
2021	£m	£m	£m	£m
Trading assets	62	90	—	152
Loans to banks - amortised cost	—	11	—	11
Loans to customers - amortised cost	4,788	4,565	267	9,620
Other financial assets	864	768	—	1,632

Bank deposits	—	37	—	37
Trading liabilities	31	166	—	197
Other financial liabilities	2,390	7,023	131	9,544
Subordinated liabilities	—	90	—	90

Loan commitments (1)	1,016	6,366	55	7,437

Derivatives notional (£bn)	4	1,152	—	1,156

(1)

Certain loan commitments are multi-currency facilities. Where these are fully undrawn, they are allocated to the principal currency of the facility. Where the facilities are partly drawn, the remaining loan commitment is allocated to the currency with the largest drawn amount.

Schedule of issuance of certain capital instruments

31 December
2021
£m
US$1.15 billion 8% notes	734

Schedule of financial assets and liabilities that are offset on the balance sheet

	Instruments which can be offset			Potential for offset not recognised by IFRS
				Effect of			Net amount
				master			after the effect	Instruments
				netting			of netting	outside
		IFRS	Balance	and similar	Cash	Securities	agreements and	netting	Balance
	Gross	offset	sheet	agreements	collateral	collateral	related collateral	agreements	sheet total
2022	£m	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	117,606	(18,730)	98,876	(77,365)	(14,079)	(4,571)	2,861	669	99,545
Derivative liabilities	115,177	(22,111)	93,066	(77,365)	(9,761)	(1,185)	4,755	981	94,047
Net position (1)	2,429	3,381	5,810	—	(4,318)	(3,386)	(1,894)	(312)	5,498

Trading reverse repos	35,612	(14,510)	21,102	(2,445)	—	(18,458)	199	435	21,537
Trading repos	33,767	(14,510)	19,257	(2,445)	—	(16,812)	—	4,483	23,740
Net position	1,845	—	1,845	—	—	(1,646)	199	(4,048)	(2,203)

Non trading reverse repos	25,630	(5,702)	19,928	—	—	(19,928)	—	98	20,026
Non trading repos	16,977	(5,702)	11,275	—	—	(11,275)	—	—	11,275
Net position	8,653	—	8,653	—	—	(8,653)	—	98	8,751

2021
Derivative assets	113,220	(7,961)	105,259	(85,006)	(15,035)	(2,428)	2,790	880	106,139
Derivative liabilities	108,594	(8,568)	100,026	(85,006)	(9,909)	(2,913)	2,198	809	100,835
Net position (1)	4,626	607	5,233	—	(5,126)	485	592	71	5,304

Trading reverse repos	44,529	(24,422)	20,107	(900)	—	(19,136)	71	635	20,742
Trading repos	42,664	(24,422)	18,242	(900)	—	(17,341)	1	1,147	19,389
Net position	1,865	—	1,865	—	—	(1,795)	70	(512)	1,353

Non trading reverse repos	33,729	(7,594)	26,135	—	—	(26,135)	—	16	26,151
Non trading repos	30,047	(7,594)	22,453	—	—	(22,453)	—	—	22,453
Net position	3,682	—	3,682	—	—	(3,682)	—	16	3,698

(1)	The net IFRS offset balance of £3,381 million (2021 - £607 million)relates to variation margin netting reflected on other balance sheet lines.